Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Difference between book value and amount required to be paid at maturity
Sum of amounts exceeding nominal	kr 148	kr 350
Sum of amounts falling below nominal	kr (10)	kr (39)